Acquisitions (Details Narrative) - USD ($)		3 Months Ended			12 Months Ended
	Jan. 31, 2025	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Net Income (Loss)		$ (8,417,000)		$ (3,644,000)	$ (22,492,075)	$ (31,513,389)
Vidello Limited [Member]
Business Combination [Line Items]
Cash consideration	$ 2,745,031
Amount withheld for indemnification expenses and other holdback provisions	$ 2,500,000
Number of shares issued	4,491
Business acquisition, amount for obligations of company shareholders	$ 1,000,000
Business acquisition, amount withheld for obligations of company shareholders to complete the transition	500,000
Business acquisition, amount withheld subject to certain revenue related conditions	$ 1,000,000
Business acquisition revenue holdback period	180 days
Business combination separely recognized transactions expenses and losses recognized					485,720
Payment for contingent consideration liability, investing activities			$ 500,000		$ 500,000
Business combination holdback measurement period			180 days		180 days
Business combination contingent consideration change in contingent consideration liability increase decrease			$ 973,000		$ 973,000
Business acquisition, lockup agreement period	180 days				180 days
Business acquisition cost of acquired entity transaction costs				730,000	$ 730,000
Business combination, consideration transferred	$ 6,267,747
Net Income (Loss)		$ 250,000		$ 734,000	$ 250,000	$ 734,000
Vidello Limited [Member] | Common Class A [Member]
Business Combination [Line Items]
Number of shares issued	4,491